Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 197	$ 327
Accounts receivable and other current assets (Note 6)		1,133	1,131
Prepaid expenses		62	79
Inventories		346	367
Regulatory assets (Note 7)		331	303
Total current assets		2,069	2,207
Other assets		526	480
Regulatory assets (Note 7)		2,780	2,742
Property, plant and equipment, net		31,559	29,668
Intangible assets, net		1,165	1,081
Goodwill		12,150	11,644
Total assets		50,249	47,822
Current liabilities
Short-term borrowings (Note 8)		69	209
Accounts payable and other current liabilities		1,769	2,053
Regulatory liabilities (Note 7)		587	490
Current installments of long-term debt (Note 8)		1,037	705
Current installments of capital lease and finance obligations		46	47
Total current liabilities		3,508	3,504
Other liabilities		1,234	1,210
Regulatory liabilities (Note 7)		2,990	2,956
Deferred income taxes		2,465	2,298
Long-term debt (Note 8)		21,572	20,691
Capital lease and finance obligations (Note 15)		616	414
Total liabilities		32,385	31,073
Commitments and Contingencies (Note 15)
Equity
Common shares	[1]	11,731	11,582
Preference shares		1,623	1,623
Additional paid-in capital		10	10
Accumulated other comprehensive income		540	61
Retained earnings		2,110	1,727
Shareholders' equity		16,014	15,003
Non-controlling interests		1,850	1,746
Total equity		17,864	16,749
Total liabilities and equity		$ 50,249	$ 47,822

[1]	No par value. Unlimited authorized shares; 424.8 million and 421.1 million issued and outstanding as at June 30, 2018 and December 31, 2017, respectively